Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue
Total deferred revenue	$ 10,084	$ 7,902
Cloud-based connectivity and basic IoT services
Deferred Revenue
Total deferred revenue	1,306	1,277	$ 1,122	$ 1,375
Membership
Deferred Revenue
Total deferred revenue				672
SaaS
Deferred Revenue
Total deferred revenue	$ 8,778	$ 6,625	$ 6,186	$ 5,168